Cash and Cash Equivalents	12 Months Ended
Dec. 31, 2022
Cash and cash equivalents [abstract]
Cash and Cash Equivalents
16.
Cash and Cash Equivalents

As at December 31, 2022 and 2021, this account consists of:

	2022	2021
		(in million pesos)
Cash on hand and in banks (Note 28)	16,533	10,616
Temporary cash investments (Note 28)	8,678	13,291
	25,211	23,907

Cash in banks earn interest at prevailing bank deposit rates. Temporary cash investments are made for varying periods of up to three months depending on our immediate cash requirements and earn interest at the prevailing temporary cash investment rates. Due to the short-term nature of such transactions, the carrying value approximates the fair value of our temporary cash investments. See Note 28 – Financial Assets and Liabilities.

Interest income earned from cash in banks and temporary cash investments amounted to Php255 million, Php269 million and Php560 million for the years ended December 31, 2022, 2021 and 2020, respectively. See Note 5 – Income and Expenses.